Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total share capital	$ 5,734,363	$ 5,085,487
Total number of fully paid-in shares held as treasury shares	457,264	7,201,664
Treasury share capital	$ 371,000	$ 636,000
Common Shares - Class A
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.01	$ 0.01
Share capital (in USD)	$ 400,186	$ 400,186
Total number of authorized shares	50,021,988	40,021,988
Total number of fully paid-in issued shares(1)	40,021,988	40,021,988
Total number of fully paid-in outstanding shares(1)	40,021,988	40,021,988
Common Shares - Class A | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Total number of authorized shares	(0)	(0)
[custom:CommonStockConditionalShares-0]	10,000,000	12,000,000
[custom:CommonStockFullyPaidInShares-0]	40,021,988	40,021,988
Common Shares - Class B
Class of Stock [Line Items]
Par value per share (in CHF)	$ 0.05	$ 0.05
Share capital (in USD)	$ 5,334,177	$ 4,685,301
Total number of authorized shares	177,419,580	138,058,468
Total number of fully paid-in issued shares(1)	100,294,518	88,120,054
Total number of fully paid-in outstanding shares(1)	99,837,254	80,918,390
Total number of fully paid-in shares held as treasury shares	457,264	7,201,664
Treasury share capital	$ 371,000	$ 636,000
Common Shares - Class B | Articles of Association and Swiss Capital Categories
Class of Stock [Line Items]
Total number of authorized shares	25,000,000	18,469,207
[custom:CommonStockConditionalShares-0]	52,100,000	31,469,207
[custom:CommonStockFullyPaidInShares-0]	100,294,518	88,120,054